Summary of Significant Accounting Policies - Fair Value of Financial Instruments (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)
Fair value of financial instruments
Equity investments with readily determinable fair value	¥ 217,036	¥ 352
Available-for-sale debt securities	130,358	145,930
Fair value of convertible senior notes	4,260,195	4,090,808
Convertible senior notes	¥ 4,327,268	4,094,903
Segment reporting
Number of Operating Segments | segment	2
Recurring
Fair value of financial instruments
Equity investments with readily determinable fair value	¥ 217,036	352
Available-for-sale debt securities	130,358	145,930
Recurring | Level 1
Fair value of financial instruments
Equity investments with readily determinable fair value	217,036	352
Recurring | Level 2
Fair value of financial instruments
Available-for-sale debt securities	¥ 130,358	¥ 145,930